Notes Payable and Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable and Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2024	$578,708
Proceeds (face amount of note)	750,000
Derivative liability recognized as debt discount	(953,571)
Amortization of debt discount	115,129
Balance – June 30, 2025	$490,266

Schedule of Notes Payable

The Company had the following activity related to its notes payable:

Balance - December 31, 2022	$507,136
Proceeds (face amount of note)	222,873
Reclassifications	640,000
Balance - December 31, 2023	$1,370,009
Balance - December 31, 2024	$1,370,009

Schedule of Notes Payable are Summarized

Notes payable are summarized as follows:

		Interest		December 31,	December 31,
Issue Date	Maturity Date	Rate	Collateral	2024	2023
June 2012 (2)	April 2025	8%	Unsecured	$6,240	$6,240
May 2014 (2)	April 2025	8%	Unsecured	3,456	3,456
June 2016 (2)	April 2025	8%	Unsecured	38,216	38,216
January 2017 (2)	April 2025	8%	Unsecured	7,344	7,344
November 2020 (2)	April 2025	12%	Unsecured	46,480	46,480
March 2021 (2)	April 2025	8%	Unsecured	5,400	5,400
November 2021 (2)	April 2025	0%	Unsecured	250,000	250,000
February 2022 (2)	April 2025	0%	Unsecured	150,000	150,000
August 2023 (2)	April 2025	8%	Unsecured	122,873	122,873
January 2023 (1,2)	April 2025	0%	Unsecured	100,000	100,000
October 2022 (1,2)	April 2025	0%	Unsecured	440,000	440,000
November 2022 (1,2)	April 2025	0%	Unsecured	100,000	100,000
October 2023 (3)	April 2025	8%	Unsecured	100,000	100,000
			Notes payable	$1,370,009	$1,370,009

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable

(2)	In October 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their note to April 1, 2025.

(3)	In October 2024, the Company entered into agreements with 1 noteholder, extending the maturity on their note to April 1, 2025. In consideration thereof, the noteholder received 500,000 shares of common stock

Schedule of Convertible Notes Payable

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2022	$828,344
Proceeds (face amount of note)	205,000
Reclassifications	(640,000)
Original issue debt discount	(65,000)
Amortization of debt discount	469,514
Conversion of notes payable to common stock	(797,858)
Balance - December 31, 2023	$-
Proceeds (face amount of note)	628,708
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - December 31, 2024	$578,708

Schedule of Convertible Notes Payable are summarized

Convertible Notes Payable are summarized as follows:

		Interest		December 31,	December 31,
Issue Date	Maturity Date	Rate	Collateral	2024	2023
March 2024	March 2025	8%	Unsecured	150,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
April 2024	April 2025	8%	Unsecured	10,000	-
April 2024	April 2025	8%	Unsecured	20,000	-
May 2024	May 2025	8%	Unsecured	10,000	-
May 2024	May 2025	8%	Unsecured	100,000	-
July 2024	July 2025	8%	Unsecured	5,000	-
July 2024	July 2025	8%	Unsecured	15,000	-
July 2024	July 2025	8%	Unsecured	10,000	-
July 2024	July 2025	8%	Unsecured	4,000	-
July 2024	July 2025	8%	Unsecured	50,000	-
August 2024	August 2025	8%	Unsecured	10,000	-
November 2024	November 2025	8%	Unsecured	10,000	-
November 2024	November 2025	8%	Unsecured	30,000	-
November 2024	November 2025	8%	Unsecured	54,708	-
				$578,708	$-
			Less: unamortized debt discount	-	-
			Convertible notes payable – net	$578,708	$-

Schedule of Common Stock on Date of Inducement in Excess of Value of Debt Converted

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $102,857 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of common stock on conversion date	$445,714
Fair value of debt subject to inducement	342,857
Inducement expense	$102,857

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $186,160 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$1,226,160
Fair value of debt subject to inducement	1,040,000
Inducement expense	$186,160

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $105,000 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$154,438
Fair value of debt subject to inducement	105,000
Inducement expense	$49,438